Fair Value Measurements (Fair Value Option Disclosures) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Option, Quantitative Disclosures
Assets, unpaid principal balance (UPB)	$ 4,188	$ 3,196
Total assets at fair value	4,312	3,217
Assets, fair value over/(under) UPB	124	21
DOJ Agreement
Fair Value, Option, Quantitative Disclosures
Litigation settlement payment amount	118
Loans held-for-sale
Fair Value, Option, Quantitative Disclosures
Assets, unpaid principal balance (UPB)	4,173	3,105
Total assets at fair value	4,300	3,145
Assets, fair value over/(under) UPB	127	40
Loans held-for-investment
Fair Value, Option, Quantitative Disclosures
Assets, unpaid principal balance (UPB)	15	91
Total assets at fair value	12	72
Assets, fair value over/(under) UPB	(3)	(19)
DOJ litigation settlement
Fair Value, Option, Quantitative Disclosures
Liabilities, unpaid principal balance (UPB)	(118)	(118)
Long-term debt, fair value	(60)	(60)
Liabilities, fair value over/(under) UPB	58	58
Nonperforming
Fair Value, Option, Quantitative Disclosures
Assets, unpaid principal balance (UPB)	11	21
Total assets at fair value	9	15
Assets, fair value over/(under) UPB	(2)	(6)
Nonperforming | Loans held-for-sale
Fair Value, Option, Quantitative Disclosures
Assets, unpaid principal balance (UPB)	6	2
Total assets at fair value	5	2
Assets, fair value over/(under) UPB	(1)	0
Nonperforming | Loans held-for-investment
Fair Value, Option, Quantitative Disclosures
Assets, unpaid principal balance (UPB)	5	19
Total assets at fair value	4	13
Assets, fair value over/(under) UPB	(1)	(6)
Performing
Fair Value, Option, Quantitative Disclosures
Assets, unpaid principal balance (UPB)	4,177	3,175
Total assets at fair value	4,303	3,202
Assets, fair value over/(under) UPB	126	27
Performing | Loans held-for-sale
Fair Value, Option, Quantitative Disclosures
Assets, unpaid principal balance (UPB)	4,167	3,103
Total assets at fair value	4,295	3,143
Assets, fair value over/(under) UPB	128	40
Performing | Loans held-for-investment
Fair Value, Option, Quantitative Disclosures
Assets, unpaid principal balance (UPB)	10	72
Total assets at fair value	8	59
Assets, fair value over/(under) UPB	$ (2)	$ (13)